Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share
(c) Reconciliation of basic to diluted average number of shares

	2019	2018	2017
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,386	3,461	3,763
Effect of dilutive potential ordinary shares – employee share plans	15	15	17
Weighted average number of ordinary shares – diluted	3,401	3,476	3,780
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2019	2019	2018¹	2018¹	2017	2017
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,998	59.0	1,915	55.3	2,141	56.9
Exceptional items and remeasurements after tax from continuing operations	(499)	(14.7)	1,633	47.2	(331)	(8.8)
Earnings from continuing operations	1,499	44.3	3,548	102.5	1,810	48.1
Adjusted earnings from discontinued operations	57	1.7	145	4.2	607	16.1
Exceptional items and remeasurements after tax from discontinued operations	(45)	(1.4)	(143)	(4.1)	5,378	142.9
Earnings from discontinued operations	12	0.3	2	0.1	5,985	159.0
Total adjusted earnings	2,055	60.7	2,060	59.5	2,748	73.0
Total exceptional items and remeasurements after tax (including discontinued operations)	(544)	(16.1)	1,490	43.1	5,047	134.1
Total earnings	1,511	44.6	3,550	102.6	7,795	207.1

		2019		2018		2017
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,386		3,461		3,763
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2019	2019	2018¹	2018¹	2017	2017
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,998	58.8	1,915	55.1	2,141	56.7
Exceptional items and remeasurements after tax from continuing operations	(499)	(14.7)	1,633	47.0	(331)	(8.8)
Earnings from continuing operations	1,499	44.1	3,548	102.1	1,810	47.9
Adjusted earnings from discontinued operations	57	1.7	145	4.2	607	16.0
Exceptional items and remeasurements after tax from discontinued operations	(45)	(1.4)	(143)	(4.2)	5,378	142.3
Earnings from discontinued operations	12	0.3	2	0.0	5,985	158.3
Total adjusted earnings	2,055	60.5	2,060	59.3	2,748	72.7
Total exceptional items and remeasurements after tax (including discontinued operations)	(544)	(16.1)	1,490	42.8	5,047	133.5
Total earnings	1,511	44.4	3,550	102.1	7,795	206.2

		2019		2018		2017
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,401		3,476		3,780

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).